FREIGHT RECEIVABLES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Balance at begining of period	$ 71.3	$ 62.5
Balance at end of period	86.0	71.3	$ 62.5
Accumulated impairment
Disclosure of financial assets [line items]
Balance at begining of period	1.3	2.6	1.7
Provisions for the year	1.7	0.6	1.9
Provisions reversed during the year	(1.0)	(1.9)	(1.0)
Provisions utilized during the year	(0.3)	0.0	0.0
Balance at end of period	$ 1.7	$ 1.3	$ 2.6